Prepaid Expesnes and Other Accounts Receivavable - Schedule of Prepaid Expenses and Other Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expesnes and Other Accounts Receivavable [Abstract]
Prepaid expenses and advances to suppliers	$ 47,997	$ 40,679
Government authorities	34,414	34,687
Employees	367	443
Related Parties (see Note 17)	213	256
Others	6,891	8,605
Total prepaid expenses and other accounts receivable	$ 89,882	$ 84,670